Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Total	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Stockholders Equity, Beginning Balance at Dec. 31, 2017	$ 86,405	$ 134,069	$ 1,145	$ 6,808	$ 4,127	$ (59,744)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2017		33,277,678	8,927,121
Share-based compensation expense	1,104			1,104
Issuance of convertible preferred shares, Value	2,249	$ 2,249
Issuance of convertible preferred shares, Shares		493,496
Issuance of ordinary shares as part of license arrangement, Value			$ 45	(45)
Issuance of ordinary shares as part of license arrangement, Shares			349,770
Other comprehensive income (loss)	3,433				3,433
Net loss attributable to ordinary shareholders	(15,311)					(15,311)
Stockholders Equity, Ending Balance at Mar. 31, 2018	77,880	$ 136,318	$ 1,190	7,867	7,560	(75,055)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2018		33,771,174	9,276,891
Stockholders Equity, Beginning Balance at Dec. 31, 2017	86,405	$ 134,069	$ 1,145	6,808	4,127	(59,744)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2017		33,277,678	8,927,121
Other comprehensive income (loss)	1,970
Net loss attributable to ordinary shareholders	(171,544)
Stockholders Equity, Ending Balance at Jun. 30, 2018	14,746	$ 229,709	$ 1,190	9,038	6,097	(231,288)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2018		46,226,426	9,438,220
Stockholders Equity, Beginning Balance at Mar. 31, 2018	77,880	$ 136,318	$ 1,190	7,867	7,560	(75,055)
Stockholders Equity, Beginning Balance, Shares at Mar. 31, 2018		33,771,174	9,276,891
Share-based compensation expense	1,146			1,146
Issuance of convertible preferred shares, Value	93,391	$ 93,391
Issuance of convertible preferred shares, Shares		12,455,252
Issuance of ordinary shares from exercise of share options	25			25
Issuance of ordinary shares from exercise of share options, Shares			10,503
Issuance of ordinary shares as part of license arrangement, Shares			150,826
Other comprehensive income (loss)	(1,463)				(1,463)
Net loss attributable to ordinary shareholders	(156,233)					(156,233)
Stockholders Equity, Ending Balance at Jun. 30, 2018	14,746	$ 229,709	$ 1,190	9,038	6,097	(231,288)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2018		46,226,426	9,438,220
Stockholders Equity, Beginning Balance at Dec. 31, 2018	311,338		$ 10,924	587,490	3,163	(290,239)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2018			85,865,557
Share-based compensation expense	3,821			3,821
Issuance of ordinary shares from exercise of share options	4			4
Issuance of ordinary shares from exercise of share options, Shares			1,471
Other comprehensive income (loss)	3,051				3,051
Net loss attributable to ordinary shareholders	(30,739)					(30,739)
Stockholders Equity, Ending Balance at Mar. 31, 2019	287,475		$ 10,924	591,315	6,214	(320,978)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2019			85,867,028
Stockholders Equity, Beginning Balance at Dec. 31, 2018	$ 311,338		$ 10,924	587,490	3,163	(290,239)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2018			85,865,557
Issuance of ordinary shares from exercise of share options, Shares	534,360
Unrealized gain on marketable securities	$ 108
Other comprehensive income (loss)	1,716
Net loss attributable to ordinary shareholders	(81,269)
Stockholders Equity, Ending Balance at Jun. 30, 2019	371,157		$ 12,234	725,552	4,879	(371,508)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2019			96,185,520
Stockholders Equity, Beginning Balance at Mar. 31, 2019	287,475		$ 10,924	591,315	6,214	(320,978)
Stockholders Equity, Beginning Balance, Shares at Mar. 31, 2019			85,867,028
Share-based compensation expense	4,630			4,630
Issuance of ordinary shares from exercise of share options	573		$ 69	504
Issuance of ordinary shares from exercise of share options, Shares			532,889
Issuance of ESPP shares	693		$ 8	685
Issuance of ESPP shares, Shares			60,335
Issuance of ADSs in follow-on offering, net of issuance costs	129,651		$ 1,233	128,418
Issuance of ADSs in follow-on offering, net of issuance costs, Shares			9,725,268
Unrealized gain on marketable securities	108
Other comprehensive income (loss)	(1,335)				(1,335)
Net loss attributable to ordinary shareholders	(50,530)					(50,530)
Stockholders Equity, Ending Balance at Jun. 30, 2019	$ 371,157		$ 12,234	$ 725,552	$ 4,879	$ (371,508)
Stockholders Equity, Ending Balance, Shares at Jun. 30, 2019			96,185,520